UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06173

UBS Municipal Money Market Series

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Global Asset Management

51 West 52nd Street

New York, NY 10019-6114

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1775 I Street, N.W.

Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2008

Item 1.	Schedule of Investments

[INSERT EDGARIZED SCHEDULE OF INVESTMENTS HERE]

UBS RMA New Jersey Municipal Money Fund

Schedule of investments – March 31, 2008 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes — 86.03%
New Jersey Economic Development Authority Economic Development Revenue (Catholic Community Services Project),
2.080%, VRD	2,000,000	2,000,000
New Jersey Economic Development Authority Economic Development Revenue (Diocese of Metuchen Project),
2.000%, VRD	2,650,000	2,650,000
New Jersey Economic Development Authority Economic Development Revenue (Institute of Electrical), Series A,
2.080%, VRD	280,000	280,000
New Jersey Economic Development Authority Manufacturing Facilities Revenue (Commerce Center Project),
2.090%, VRD	320,000	320,000
New Jersey Economic Development Authority Pollution Control Revenue Refunding (Exxon Project),
0.730%, VRD	4,875,000	4,875,000
New Jersey Economic Development Authority Revenue (Bayonne Project Improvement),
Series A,
1.100%, VRD	2,375,000	2,375,000
Series B,
1.100%, VRD	2,790,000	2,790,000
Series C,
1.100%, VRD	10,150,000	10,150,000
New Jersey Economic Development Authority Revenue (Crowley Liner Services Project),
2.040%, VRD	5,070,000	5,070,000
New Jersey Economic Development Authority Revenue (Hun School Princeton Project),
2.090%, VRD	855,000	855,000
New Jersey Economic Development Authority Revenue (Kenwood USA Corp. Project),
2.150%, VRD	405,000	405,000
New Jersey Economic Development Authority Revenue (Lawrenceville School Project),
1.150%, VRD	3,000,000	3,000,000
Series B,
0.800%, VRD	8,700,000	8,700,000
New Jersey Economic Development Authority Revenue Refunding (El Dorado Terminals), Series B,
1.100%, VRD	500,000	500,000
New Jersey Economic Development Authority Revenue Refunding (First Mortgage Franciscan),
2.060%, VRD	4,225,000	4,225,000
New Jersey Economic Development Authority Revenue (Republic Services, Inc. Project),
2.100%, VRD[1]	2,910,000	2,910,000
New Jersey Economic Development Authority Revenue (RFC Container Co., Inc.),
2.130%, VRD[1]	650,000	650,000
New Jersey Economic Development Authority Revenue (Stolthaven Project), Series A,
0.980%, VRD	5,205,000	5,205,000
New Jersey Economic Development Authority Revenue (Thermal Energy Limited Partnership),
2.200%, VRD[1]	1,440,000	1,440,000
New Jersey Economic Development Authority Revenue (MZR Real Estate Project), Series A,
2.180%, VRD[1]	2,845,000	2,845,000

UBS RMA New Jersey Municipal Money Fund

Schedule of investments – March 31, 2008 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
New Jersey Economic Development Authority School Revenue (Facilities Construction),
Subseries R-1,
1.050%, VRD	7,510,000	7,510,000
Subseries R-2,
1.050%, VRD	6,200,000	6,200,000
Subseries R-3,
1.000%, VRD	10,450,000	10,450,000
New Jersey Economic Development Authority Speciality Facilities Revenue (Port Newark Container LLC),
2.120%, VRD[1]	3,200,000	3,200,000
New Jersey Educational Facilities Authority Revenue (Princeton University), Series B,
1.100%, VRD	6,263,000	6,263,000
1.250%, VRD	11,433,000	11,433,000
New Jersey Educational Facilities Authority Revenue Refunding (Institutional Advanced Study), Series B,
1.700%, VRD	8,300,000	8,300,000
New Jersey Health Care Facilities Authority (Community Hospital Group), Series A-1,
2.060%, VRD	5,355,000	5,355,000
New Jersey Health Care Facilities Authority (Robert Wood Johnson University),
2.030%, VRD	2,935,000	2,935,000
New Jersey Health Care Facilities Authority (St. Peter’s Hospital), Series B,
1.550%, VRD	1,800,000	1,800,000
New Jersey Health Care Facilities Financing Authority Revenue (Capital Health Systems Obligation Group), Series B,
2.030%, VRD	1,400,000	1,400,000
New Jersey Health Care Facilities Financing Authority Revenue (Computer Program),
Series A-1,
2.120%, VRD	6,375,000	6,375,000
Series A-8,
2.060%, VRD	3,270,000	3,270,000
Subseries A-2,
2.090%, VRD	8,220,000	8,220,000
Subseries A-3,
2.080%, VRD	2,260,000	2,260,000
Subseries A-4,
2.120%, VRD	260,000	260,000
Subseries A-5,
2.120%, VRD	1,660,000	1,660,000
Subseries A-6,
2.080%, VRD	3,370,000	3,370,000
New Jersey Health Care Facilities Financing Authority Revenue (Matheny School Hospital), Series A-2,
2.030%, VRD	2,300,000	2,300,000
New Jersey Health Care Facilities Financing Authority Revenue,
Series A3,
2.170%, VRD	8,490,000	8,490,000
Series A4,
2.180%, VRD	2,705,000	2,705,000
New Jersey Health Care Facilities Financing Authority Revenue (Southern Ocean County Hospital),
2.060%, VRD	3,935,000	3,935,000
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health),
2.030%, VRD	8,610,000	8,610,000

UBS RMA New Jersey Municipal Money Fund

Schedule of investments – March 31, 2008 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
New Jersey Health Care Facilities Financing Authority (St. Barnabas Health Care System), Series A,
2.040%, VRD	7,635,000	7,635,000
New Jersey State Housing & Mortgage Finance Agency Multi Family Revenue, Series H (FSA Insured),
2.000%, VRD	1,165,000	1,165,000
New Jersey State Housing & Mortgage Finance Agency Revenue (JP Morgan PUTTERs, Series 2619) (FSA Insured),
2.290%, VRD[2,3]	2,550,000	2,550,000
New Jersey State Housing & Mortgage Finance Agency Revenue (Single Family Housing), Series N,
1.730%, VRD	2,140,000	2,140,000
New Jersey State Tax & Revenue Anticipation Notes,
4.500%, due 06/24/08	2,000,000	2,003,938
New Jersey State Transportation Trust Fund Authority (JP Morgan PUTTERs, Series 1144) (FSA Insured),
2.290%, VRD[2,3]	1,245,000	1,245,000
New Jersey State Transportation Trust Fund Authority (Transportation System) (Escrowed to Maturity),
Series A,
5.250%, due 06/15/08	1,500,000	1,505,370
Series C,
5.000%, due 06/15/08	1,200,000	1,203,961
New Jersey State Turnpike Authority Turnpike Revenue,
Series C-1 (FSA Insured),
1.750%, VRD	6,350,000	6,350,000
Series C-2 (FSA Insured),
1.750%, VRD	14,550,000	14,550,000
Albany County Airport Authority Airport Revenue Refunding, Series A,
2.320%, VRD[1]	9,640,000	9,640,000
Egg Harbor Township Bond Anticipation Notes,
4.250%, due 09/26/08	5,315,000	5,330,465
Kinnelon Bond Anticipation Notes,
2.500%, due 02/27/09	1,864,600	1,875,387
Linden Bond Anticipation Notes,
4.000%, due 05/29/08	1,914,000	1,914,876
Massachusetts Health & Educational Facilities Authority Revenue (Massachusetts Institute of Technology), Series J-1,
1.500%, VRD	7,000,000	7,000,000
Middlesex Bond Anticipation Notes,
4.000%, due 05/23/08	1,860,000	1,862,636
Millburn Township Bond Anticipation Notes,
3.250%, due 01/15/09	4,800,000	4,818,420
Monroe Township Middlesex County Bond Anticipation Notes,
2.000%, due 02/12/09	11,570,967	11,636,267
Oregon, Series 73F,
1.800%, VRD	11,000,000	11,000,000
Port Authority of New York and New Jersey (JP Morgan PUTTERs, Series 1969) (FGIC Insured),
3.500%, VRD[1,2,3]	9,310,000	9,310,000

UBS RMA New Jersey Municipal Money Fund

Schedule of investments – March 31, 2008 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes — (concluded)
Port Authority of New York and New Jersey Special Obligation Revenue (Versatile Structure Obligation),
Series 1R,
1.250%, VRD[1]	800,000	800,000
Series 3,
1.100%, VRD	7,585,000	7,585,000
Series 5,
1.100%, VRD	5,400,000	5,400,000
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue (JP Morgan PUTTERs), Series 2560 (FSA Insured),
2.290%, VRD[2,3]	2,000,000	2,000,000
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue (Morgan Stanley Floater Certificates), Series 2570 (FSA Insured),
2.170%, VRD[2,3]	2,000,000	2,000,000
Puerto Rico Commonwealth Refunding (Public Improvement), Series A-2 (FSA Insured),
2.050%, VRD	4,600,000	4,600,000
Ridgewood Bond Anticipation Notes,
4.250%, due 06/27/08	4,856,000	4,861,664
Rutgers State University Refunding, Series A,
0.750%, VRD	16,340,000	16,340,000
Saint Joseph County Industrial Educational Facilities Revenue (University of Notre Dame Du Lac Project),
1.700%, VRD	3,600,000	3,600,000
Salem County Improvement Authority Revenue (Friends Home Woodstown, Inc.),
2.050%, VRD	5,520,000	5,520,000
Union County Industrial Pollution Control Financing Authority Pollution Control Revenue Refunding (Exxon Project),
0.730%, VRD	13,400,000	13,400,000
University of North Carolina Hospital Chapel Hill Revenue, Series B,
1.150%, VRD	2,915,000	2,915,000
Washington Township Morris County Bond Anticipation Notes,
4.250%, due 07/25/08	2,700,000	2,703,837

Total municipal bonds and notes (cost—$354,007,821)		354,007,821

Tax-exempt commercial paper — 1.35%
New Jersey Economic Development Authority Revenue (Keystone Energy Service Co.),
2.820%, due 04/09/08	3,000,000	3,000,000
Port Authority of New York & New Jersey,
2.000%, due 04/03/08	1,415,000	1,415,000
2.150%, due 04/03/08	1,140,000	1,140,000

Total tax-exempt commercial paper (cost—$5,555,000)		5,555,000

UBS RMA New Jersey Municipal Money Fund

Schedule of investments – March 31, 2008 (unaudited)

	Face amount ($)	Value ($)
Repurchase agreement — 7.53%
Repurchase agreement dated 03/31/08 with State Street Bank & Trust Co., 0.750% due 04/01/08, collateralized by $2,177,142 US Treasury Bonds, 7.250% to 8.875% due 05/15/16 to 08/15/17 and $27,546,023 US Treasury Notes, 1.750% to 4.000% due 08/31/09 to 03/31/10; (value—$31,597,400); proceeds: $30,977,645 (cost—$30,977,000)	30,977,000	30,977,000

	Number of shares
Money market fund[4] — 1.46%
BlackRock Liquidity Fund New Jersey Municipal Fund Portfolio Institutional Class,
1.719%, (cost—$6,000,000)	6,000,000	6,000,000

Total investments (cost — $396,539,821 which approximates cost for federal income tax purposes)[5]— 96.37%		396,539,821
Other assets in excess of liabilities — 3.63%		14,938,179

Net assets (applicable to 411,460,922 shares of beneficial interest outstanding equivalent to $1.00 per share) — 100.00%		411,478,000

[1]	Securities subject to Alternative Minimum Tax.

[2]

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 4.16% of net assets as of March 31, 2008, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[3]

The fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

[4]	Rate shown reflects yield at March 31, 2008.

[5]

Investments are valued at amortized cost, unless the Fund’s Board of Trustees determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

FGIC	Financial Guaranty Insurance Company

FSA	Financial Security Assurance

PUTTERs	Puttable Tax-Exempt Receipts

VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of March 31, 2008 and reset periodically.

Weighted average maturity — 22 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated December 31, 2007.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Municipal Money Market Series

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	May 30, 2008

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	May 30, 2008